Feb. 24, 2017

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio

SUPPLEMENT DATED SEPTEMBER 21, 2017

TO THE PROSPECTUS DATED FEBRUARY 24, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017

Effective September 21, 2017, the Prospectus is revised as follows:

•	On page 4, the last sentence of the fourth paragraph under the section titled “Principal Investment Strategies” is deleted and replaced with the following:

“At times, it also may invest in Commodities Futures outside the Benchmark, invest in Commodities Futures with expirations beyond those contained in the Benchmark or emphasize some commodity sectors more than others.”